January 31, 2011

VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attn:           Mr. Vincent DiStefano
Mr. Kieran Brown

Re:
Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of DWS Core Fixed Income Fund (the “Fund”), a Series of DWS Income Trust (the “Registrant”) (Registration Nos. 002-91577; 811-04049) (the “Registration Statement”)

To the Commission:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (“Amendment No. 51”).  Amendment No. 51 is being filed pursuant to Rule 485(a)(3) under the Securities Act of 1933 (the “1933 Act”) and Rule 8b-16 under the Investment Company Act of 1940 (the “1940 Act”).  Amendment No. 51 relates solely to the Fund and does not relate to any other series of the Registrant.  By separate letter, the Registrant, on behalf of the Fund, intends to request acceleration of effectiveness for Amendment No. 51 to February 1, 2011.  Below is a brief background of the Registrant’s filings with respect to the Fund.

On November 18, 2010, the Registrant filed with the Securities and Exchange Commission (the “Commission”) Post-Effective Amendment No. 48 to the Registration Statement (“Amendment No. 48”) pursuant to Rule 485(a)(2) under the 1933 Act and Rule 8b-16 under the 1940 Act to include disclosure relating to the reorganization of the Fund’s predecessor fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  As noted in the transmittal letter for Amendment No. 48, the Fund is a newly created shell series of the Registrant and is substantially similar in all material respects to its Predecessor Fund.  The Reorganization is intended to have no effect on the way the Predecessor Fund is managed or how its shares are offered.  In addition to the Reorganization, Amendment No. 48 also included disclosure relating to changes to certain non-fundamental investment policies contained in Part I of the Fund’s Statement of Additional Information (“SAI”).

On January 3, 2011, the Registrant filed with the Commission Post-Effective Amendment No. 49 to the Registration Statement (“Amendment No. 49”) pursuant to Rule 485(a)(3) under the 1933 Act to include disclosure relating to the appointment of a new sub-advisor to the Fund, Fischer Francis Trees & Watts, Inc. (Amendments Nos. 48 and 49, the “Prior Amendments”).

Further, on January 26, 2011, the Registrant filed with the Commission, Amendment No. 50 to the Registration Statement (“Amendment No. 50”) pursuant to Rule 485(a)(3) under the 1933 Act to respond to comments received from the Staff (the “Staff”) of The Commission with respect to the

Prior Amendments and to bring the Fund’s financial statements and other information up to date under section 10(a)(3) of the 1933 Act.

Securities and Exchange Commission
January 26, 2011

As discussed with the Staff, Amendment No. 51 responds to Staff comments received with respect to Amendment No. 50 and makes such other non-material changes as may be appropriate.  As mentioned above, pursuant to Rule 461 under the 1933 Act, the Registrant, on behalf of the Fund, and DWS Investments Distributors, Inc., the Fund’s principal underwriter, are requesting, under a separate letter, an accelerated effective date of February 1, 2011 for Amendment No. 51.

Please call me directly if you have any questions with regard to any of the foregoing.  My telephone number is 617-295-3986.  If I am unavailable for any reason, please call John Marten of Vedder Price at 312-609-7753 or Jim Wall of our office at 617-295-3011.

Sincerely yours,

                    /s/Scott D. Hogan
Scott D. Hogan, Esq.
Vice President
Deutsche Asset Management

cc:           Caroline Pearson, Chief Legal Officer
John Marten, Vedder Price